Long-Term Debt - Schedule of Long-Term Debt (Details) - Subsidiaries Other Outstanding Borrowings - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Total principal	$ 26,945	$ 26,945
Unamortized debt discounts and issuance costs	(572)	(855)
Long term debt	26,373	26,090
GEGGL Notes | GEG
Debt Instrument [Line Items]
Total principal	$ 26,945	$ 26,945